Investments in Local Limited Partnerships - Schedule of Equity Method Activity of the Investments in Local Limited Partnership (Details) (USD $)	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investments per balance sheet, beginning of year				$ 629,335				$ 606,786				$ 697,775	$ 629,335	$ 606,786	$ 697,775
Impairment loss															(87,338)
Equity in income of Local Limited Partnerships	8,000	10,000	10,000	10,000	10,000	9,000	9,000	9,000	10,000	8,000	8,000	(5,000)	38,184	37,676	20,687
Amortization of capitalized acquisition fees and costs													(7,200)	(7,200)	(7,200)
Distributions received from Local Limited Partnerships													(9,851)	(7,927)	(17,138)
Investments in Local Limited Partnerships, net													547,889	519,556	489,807
Acquisition fees and costs, net of accumulated amortization of $34,200, $27,000 and $19,800													102,579	109,779	116,979
Investment per balance sheet, end of year	$ 650,468				$ 629,335				$ 606,786				$ 650,468	$ 629,335	$ 606,786